Significant Events and Transactions (Details) - Schedule of number of shares of the company’s common stock outstanding	12 Months Ended
Dec. 31, 2022 USD ($) shares
Significant Events and Transactions (Details) - Schedule of number of shares of the company’s common stock outstanding [Line Items]
CFVI Public Shareholders (in Shares) | shares	29,969,311
Sponsor Related Parties and Other Holders of Founder’s Shares (in Shares) | shares	10,075,000
Rumble Shareholders	$ 336,568,069
PIPE Investors	8,300,000
Closing shares	$ 384,912,380
Class A Common Stock [Member]
Significant Events and Transactions (Details) - Schedule of number of shares of the company’s common stock outstanding [Line Items]
CFVI Public Shareholders (in Shares) | shares	29,969,311
Sponsor Related Parties and Other Holders of Founder’s Shares (in Shares) | shares	10,075,000
Rumble Shareholders	$ 63,123,452
PIPE Investors	8,300,000
Closing shares	$ 111,467,763
Class C [Member]
Significant Events and Transactions (Details) - Schedule of number of shares of the company’s common stock outstanding [Line Items]
CFVI Public Shareholders (in Shares) | shares
Sponsor Related Parties and Other Holders of Founder’s Shares (in Shares) | shares
Rumble Shareholders	$ 167,662,214
PIPE Investors
Closing shares	$ 167,662,214
Class D [Member]
Significant Events and Transactions (Details) - Schedule of number of shares of the company’s common stock outstanding [Line Items]
CFVI Public Shareholders (in Shares) | shares
Sponsor Related Parties and Other Holders of Founder’s Shares (in Shares) | shares
Rumble Shareholders	$ 105,782,403
PIPE Investors
Closing shares	$ 105,782,403